5. Intangible Assets:	9 Months Ended	12 Months Ended
	Feb. 29, 2012	May 31, 2011
Goodwill and Intangible Assets Disclosure [Text Block]
5.	Intangible Assets:

Intangible assets are comprised of the following:

	November 30,	May 31,
	2011	2010
Website development costs	$119,794	$113,718
Less: accumulated amortization	(56,407)	(50,560)
	$63,387	$63,158

Amortization is calculated over a straight-line basis using the economic life of the asset. Amortization expense for the nine months ended February 29, 2012 and 2011 was $5,847 and $5,579 respectively.

5.	Intangible Assets:

Intangible assets are comprised of the following:

	May 31,	May 31,
	2010	2010
Website Development costs	$113,718	$105,616
Less: Accumulated Amortization	50,560	43,170
	$63,158	$62,446

Amortization is calculated over a straight-line basis using the economic life of the asset. Amortization expense for 2011 and 2010 was $7,389 and $7,041 respectively.